FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of Foreign Currency Risk (Details)	May 31, 2026 CAD ($)	May 31, 2026 EUR (€)	May 31, 2026 USD ($)	May 31, 2025 CAD ($)	May 31, 2025 EUR (€)	May 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Services receivable	$ 0			$ 104,765
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		€ 175,841	$ 25,030,800		€ 15,213	$ 3,462,908
Services receivable		15,631	0		37	12,500
Trade payables		(47,653)	(3,366)		(6,753)	(10,218)
Net exposure		€ 143,819	$ 25,027,434		€ 8,497	$ 3,465,190